SUPPLEMENT DATED JANUARY 29, 2015,

TO THE AUGUST 28, 2014 PROSPECTUS

This supplement provides new information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Theodore L. Parrish no longer serves as a portfolio manager for The Fund or as a member of The Fund’s Investment Committee. Accordingly, effective immediately, all references to Mr. Parrish in the Prospectus are removed.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPLEMENT DATED JANUARY 29, 2015,

TO THE AUGUST 28, 2014 STATEMENT OF ADDITIONAL INFORMATION

This supplement provides new information beyond that contained in the Statement of Additional Information (“SAI”) and should be read in conjunction with such SAI.

Theodore L. Parrish no longer serves as a portfolio manager for The Fund or as a member of The Fund’s Investment Committee. Accordingly, effective immediately, all references to Mr. Parrish in the SAI are removed.

Effective December 31, 2014, Mr. Parrish has resigned from his role as Vice President of The Fund. Mr. Parrish did not resign pursuant to any disagreement with The Fund.

The chart beginning on page 6 under the sub-heading “Board of Directors” is replaced in its entirety with the following:

Name, Address[1] and Age	Position(s) Held with The Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director During Past Five Years

INDEPENDENT DIRECTORS

Robert E. Nickels (71)	Director	Indefinite Term, Since 2002	Retired.	1	None.

David P. O’Brien, III, M.D. (74)	Director	Indefinite Term, Since 2004	Urologist. Retired.	1	None.

Joseph W. Owen (53)	Director	Indefinite Term, Since 2004	Vice President, Sybase Inc.	1	None.

INTERESTED DIRECTORS AND OFFICERS

Gene W. Henssler, Ph.D. (74) [2]	President and Director	Indefinite Term, Since 1998	President, G.W. Henssler & Associates, Ltd.; Member, Henssler Asset Management, LLC.	1	None.

Patricia T. Henssler, C.P.A. [2] (59)	Executive Vice President, Treasurer and Director	Indefinite Term, Since 1998	Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T. Henssler, C.P.A., LLC; Member, Henssler Asset Management, LLC.	1	None.

Scott L. Keller, CFA (48)	Vice President	Indefinite Term, Since 1998	Principal, G.W. Henssler & Associates, Ltd.; Member, Henssler Asset Management, LLC.	N/A	N/A

William G. Lako, Jr., CFP® (43)	Vice President	Indefinite Term, Since 1998	Principal, G.W. Henssler & Associates, Ltd.; Member, Henssler Asset Management, LLC.	N/A	N/A

Christopher E. Reeves, Esq. (43)	Chief Compliance Officer	Indefinite Term, Since 2007	Attorney, Lantz & Reeves P.C.; Chief Compliance Officer, G.W. Henssler & Associates, Ltd. and Henssler Asset Management, LLC.	N/A	N/A

_______________________

1 Address: 3735 Cherokee Street, Kennesaw, Georgia, 30144.

2 Dr. Gene Henssler and Patricia Henssler are “interested persons” of The Fund as defined under the Investment Company Act, because of their positions with the Adviser; they are related by marriage.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Endnotes